ALPS ETF TRUST

Fund	Ticker	Principal Listing Exchange
ALPS REIT Dividend Dogs ETF	RDOG	NYSE Arca, Inc.
ALPS Equal Sector Weight ETF	EQL	NYSE Arca, Inc.
ALPS Sector Dividend Dogs ETF	SDOG	NYSE Arca, Inc.
Barron’s 400SM ETF	BFOR	NYSE Arca, Inc.
ALPS International Sector Dividend Dogs ETF	IDOG	NYSE Arca, Inc.
RiverFront Strategic Income Fund	RIGS	NYSE Arca, Inc.
Alerian Energy Infrastructure ETF	ENFR	NYSE Arca, Inc.
ALPS Emerging Sector Dividend Dogs ETF	EDOG	NYSE Arca, Inc.
ALPS Medical Breakthroughs ETF	SBIO	NYSE Arca, Inc.
RiverFront Dynamic Core Income ETF	RFCI	NYSE Arca, Inc.
RiverFront Dynamic Unconstrained Income ETF	RFUN	NYSE Arca, Inc.
RiverFront Dynamic US Dividend Advantage ETF	RFDA	NYSE Arca, Inc.
RiverFront Dynamic US Flex-Cap ETF	RFFC	NYSE Arca, Inc.
ALPS Disruptive Technologies ETF	DTEC	NYSE Arca, Inc.
ALPS Clean Energy ETF	ACES	NYSE Arca, Inc.

(EACH, A “FUND,” AND TOGETHER, THE “FUNDS”)

SUPPLEMENT DATED SEPTEMBER 13, 2021 TO EACH FUND’S PROSPECTUS AND THE
FUNDS’ STATEMENT OF ADDITIONAL INFORMATION (“SAI”), EACH DATED MARCH 31,
2021, AS SUPPLEMENTED

All changes noted in this supplement will be effective prior to commencement of trading on October 1, 2021 (the “Effective Date”).

As of the Effective Date, the number of Shares constituting each Fund’s Creation Unit shall decrease from 50,000 Shares to 25,000 Shares, except for the RiverFront Dynamic Unconstrained Income ETF. Therefore all references to the number of Shares constituting a Fund’s Creation Unit as “50,000 Shares” shall hereby be deleted and replaced with references to “25,000 Shares” as of the Effective Date.

In addition, as of the Effective Date, the standard creation or redemption transaction fee for each Fund listed below has been reduced. Therefore, all references to the “fixed creation transaction fee” and “fixed redemption transaction fee” disclosed (1) in each Fund’s Prospectus under the section entitled “How to Buy Shares,” and (2) the Funds’ SAI, are as follows:

FUND	STANDARD CREATION OR REDEMPTION TRANSACTION FEE
RDOG	$150
EQL	$150
AMLP	$100
SDOG	$250
IDOG	$1,000
RIGS	$300
ENFR	$350
EDOG	$1,000
SBIO	$300
RFCI	$350
RFDA	$300
RFUN	$300
RFFC	$300
DTEC	$500
ACES	$350

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE